Capital management:	12 Months Ended
Dec. 31, 2021
Capital management:
Capital management:

16.   Capital management:

The Company’s objective in managing capital is to ensure a sufficient liquidity position to finance its research and development activities, including pipeline expansion, general and administrative expenses, working capital and overall capital expenditures.

Since inception, the Company has financed its liquidity needs primarily through public offerings of common shares, private placements, the issuance of convertible notes, asset sales and the proceeds from research tax credits. When possible, the Company tries to optimize its liquidity needs by non-dilutive sources, including research tax credits, grants, interest income, as well as with proceeds from collaboration and research agreements, asset sales or product licensing agreements.

Historically, when the Company had the option, it has settled its obligations through the issuance of common shares instead of in cash to preserve its liquidities to finance its operations and future growth.

The Company defines capital to include total shareholders’ equity.

The capital management objectives remain the same as previous fiscal year.

As at December 31, 2021, cash, cash equivalents and short-term investments amounted to $248,806. The Company’s general policy on dividends is to retain cash to keep funds available to finance the Company’s growth.

The Company is not subject to any capital requirements that are externally imposed.